COMMITMENTS AND CONTINGENCIES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Percentage of real estate agent income	89.71%	28.55%